Shareholders' equity (Details 3) - BRL (R$)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Units
Treasury shares
Treasury shares at beginning of the period		1,773	25,786	7,080
Shares Acquisitions		15,816	12,768	14,284
Cancellation of Shares	[1],[2]	0	(32,276)	13,138
Payment - Share-based compensation		(4,272)	(4,505)	(8,716)
Treasury shares at end of the period		13,317	1,773	25,786
Balance of Treasury Shares in thousand of reais	[1]	R$ 460,550	R$ 148,246	R$ 513,889
Issuance Costs in thousands of Reais		882	194	145
Balance of Treasury Shares in thousands of reais		R$ 461,432	R$ 148,440	R$ 514,034
Cost/Share Price
Minimum cost		BRL 7.55	BRL 7.55	BRL 7.55
Weighted average cost		BRL 28.59	BRL 24.41	BRL 19.93
Maximum cost		BRL 43.84	BRL 32.29	BRL 26.81
Share Price		BRL 42.70	BRL 31.88	BRL 28.32
ADRs
Treasury shares
Treasury shares at beginning of the period				13,138
Shares Acquisitions				0
Cancellation of Shares	[1],[2]			(13,138)
Payment - Share-based compensation				0
Treasury shares at end of the period				0
Balance of Treasury Shares in thousand of reais	[1]			R$ 0
Issuance Costs in thousands of Reais				0
Balance of Treasury Shares in thousands of reais				R$ 0
Cost/Share Price
Minimum cost				USD 4,37
Weighted average cost				USD 6,17
Maximum cost				USD 10,21
Share Price				USD 8,58

[1]	At the EGM held on September, 18, 2017, it was approved the cancellation of 64,551,366 treasury shares (equivalent to 32,276 thousand Units) with the counterparty headings Capital Reserves and Profit Reserves, which represent the total of treasury shares registered in the book of common shares at that date, without reduction of the capital and consequent change in the clause 5th from the Bylaws in order to reflect the new quantities of common and preferred shares, nominatives and without value which represent the Banco Santander's capital.
[2]	In January 2016 was the transformation of all ADRs that were held in treasury for UNIT's.